ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPANY AND SUBSIDIARIES

As of March 31, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Date of Incorporation or Establishment	Place of Incorporation or Establishment	Percentage of Ownership	Principal Activity
Subsidiary:
Maius Pharmaceutical Limited	August 13, 2018	British Virgin Islands	100%	Investment holding
Maius Pharmaceutical (Hong Kong) Co., Ltd.	August 29, 2018	Hong Kong	100%	Investment holding
ShangHai Maius Pharmaceutical Co., Ltd.	July 14, 2015	PRC	100%	Provide R&D of drugs
Maius Pharma Technology Limited	March 26, 2024	British Virgin Islands	100%	Investment holding
Maius Pharma Technology (HK) Co., Limited	April 12, 2024	Hong Kong	100%	Investment holding
Maius Pharmaceutical (MACAO) Co., Limited	June 14, 2024	Macao	100%	Investment holding
Maius Pharmaceutical Technology (Guangdong Hengqin) Co., Ltd	December 05, 2024	Guangdong Hengqin	100%	Investment holding

As of September 30, 2024, the Company’s subsidiaries are detailed in the table as follows:

Name	Date of Incorporation or Establishment	Place of Incorporation or Establishment	Percentage of Ownership	Principal Activity
Subsidiary:
Maius Pharmaceutical Limited	August 13, 2018	British Virgin Islands	100%	Investment holding
Maius Pharmaceutical (Hong Kong) Co., Ltd.	August 29, 2018	Hong Kong	100%	Investment holding
ShangHai Maius Pharmaceutical Co., Ltd.	July 14, 2015	PRC	100%	Provide R&D of drugs
Maius Pharma Technology Limited	March 26, 2024	British Virgin Islands	100%	Investment holding
Maius Pharma Technology (HK) Co., Limited	April 12, 2024	Hong Kong	100%	Investment holding
Maius Pharmaceutical (MACAO) Co., Limited	June 14, 2024	Macao	100%	Investment holding